John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Phone: 913.660.0778 Fax: 913.660.9157

john.lively@1940actlawgroup.com

March 2, 2018

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:

The Registration Statement filed on Form N-1A under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), of the M3Sixty Funds Trust (the “Trust”) (File Nos. 333-206491 and 811-23089)

Ladies and Gentlemen:

Enclosed herewith for filing is a Form N-14 Registration Statement (combined proxy statement/prospectus) relating to the proposed reorganization of the Cognios Market Neutral Large Cap Fund, a series of ALPS Series Trust (the “Existing Fund”) with and into the Cognios Market Neutral Large Cap Fund, a newly created series of the Trust (the “New Fund”). The Registration Statement is scheduled to become effective automatically on April 2, 2018 pursuant to Rule 488 under the Securities Act of 1933 and it is anticipated it will be mailed to shareholders shortly thereafter. The closing of the reorganization is expected to be on or about May 7, 2018. Note that a 485(a) filing to establish the New Fund as a series of the Trust was made on February 1, 2018.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

/s/ John H. Lively

On behalf of The Law Offices of John H. Lively & Associates, Inc.